ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable trade	$ 436.2	$ 461.9
Accrued liabilities	498.5	452.1
Deferred revenue	16.2	9.7
Amount due to related parties (Note 33)	5.1	5.8
Current portion of royalty obligations	19.1	16.1
Accounts payable and accrued liabilities	$ 975.1	$ 945.6